________________________________________________________________________________


                            SCM STRATEGIC GROWTH FUND

________________________________________________________________________________

                      a series of the SCM Investment Trust






                                  Annual Report


                         FOR THE YEAR ENDED MAY 31, 2001




                               INVESTMENT ADVISOR
                        Shanklin Capital Management, Inc.
                               1420 Osborne Street
                                    Suite B16
                            Humboldt, Tennessee 38343
                                 1-901-784-4444


                            SCM STRATEGIC GROWTH FUND
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the SCM Strategic Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

Dear Fellow Shareholders:

We are pleased to provide you with this annual report for the SCM Strategic Growth Fund for the fiscal year ending May 31, 2001. Since the last semi-annual report, the equity markets have continued to offer little solace to investors. Since May 31, 2000, the Fund produced a total return of (16.15)%; since its inception date, 6/29/98, the Fund's average annual return has been (4.97)%. The Fund's comparative benchmarks, the Wilshire 5000 Index (accumulated on June 29, 2001, from the Dial Data website, www.tdc.com/dialdata.htm) and the Lipper Multi-Cap Core Fund Index (from Lipper's LANA Fund Analyzer with data from 5/31/01 provided by the vendor), respectively returned (11.05)% and (6.50)% over the same twelve-month period.

Despite numerous efforts by the Central Bank to stimulate the economy, the stock markets have been beset with abundant earnings warnings and cautionary statements about business prospects for quarters to come. Until sufficient cause is given to indicate a definitive turnaround, stocks are poised to languish at their current levels for the upcoming months. We believe that eventually conditions will stabilize and good news coupled with the current low interest rate environment should push stock prices higher.

Portfolio Notes
---------------

In light of the current market conditions, we have allocated a large percentage of the equity assets to what many consider "safe haven" or blue chip stocks, predominantly companies included in the Dow Jones Industrial Average. We will maintain this allocation until we determine the risk of investing in smaller companies, particularly technology, has lessened.

Over the upcoming weeks, we will attempt to personally contact you regarding your investment in the Fund. At that time, we will discuss in detail the Fund's future and your appropriate involvement. We look forward to the meeting.

Despite the market's year-long swoon, we are committed to the "bigger picture" and remain confident long-term investors will be ultimately rewarded.

Sincerely,

Dan Shanklin                       Tim Shanklin
Chairman                           Portfolio Manager



--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                            SCM STRATEGIC GROWTH FUND

                     Performance Update - $10,000 Investment

               For the period from June 29, 1998 (Commencement of
                           Operations) to May 31, 2001


--------------------------------------------------------------------------------
                  SCM Strategic       Russell 3000            Lipper Flexible
                   Growth Fund           Index              Portfolio Fund Index
--------------------------------------------------------------------------------

 6/29/98            $10,000             $10,000                  $10,000
 8/31/98              7,770               8,287                    8,930
11/30/98              8,700              10,108                   10,125
 2/28/99              9,504              10,720                   10,438
 5/31/99             10,376              11,395                   10,819
 8/31/99              9,945              11,473                   10,838
11/30/99             10,486              12,207                   11,121
 2/29/00             10,815              12,598                   11,337
 5/31/00             10,274              12,740                   11,442
 8/31/00             10,485              13,839                   12,167
11/30/00              9,131              11,825                   11,297
 2/28/01              8,856              11,297                   11,036
 5/31/01              8,615              11,503                   11,160


This graph depicts the performance of the SCM Strategic Growth Fund versus the Russell 3000 Index and the Lipper Flexible Portfolio Fund Index. It is important to note that the SCM Strategic Growth Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

                  --------------------- ----------------------
                                            Since 6/29/98
                         One Year          (Commencement of
                                             Operations)
                  --------------------- ----------------------
                         (16.15)%              (4.97)%
                  --------------------- ----------------------


>>   The  graph  assumes  an  initial  $10,000   investment  at  June  29,  1998
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At May 31, 2001, the value of the SCM Strategic Growth Fund would have decreased to $8,615 - a cumulative total investment return of (13.85)% since June 29, 1998.

>> At May 31, 2001, the value of a similar investment in the Russell 3000 Index would have increased to $11,503 - a cumulative total investment return of 15.03%; and a similar investment in the Lipper Flexible Portfolio Fund Index would have increased to $11,160 - a cumulative total investment return of 11.60% since June 29, 1998.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 91.18%

      Aerospace & Defense - 10.46%
           The Boeing Company ........................................................                  6,700             $  421,363
           United Technologies Corporation ...........................................                  6,700                558,780
                                                                                                                          ----------
                                                                                                                             980,143
                                                                                                                          ----------
      Automotive - 2.43%
           General Motors Corporation ................................................                  4,000                227,600
                                                                                                                          ----------

      Beverages - 2.03%
           The Coca-Cola Company .....................................................                  4,000                189,920
                                                                                                                          ----------

      Chemicals - 3.30%
           E.I. Du Pont de Nemours and Company .......................................                  6,700                309,473
                                                                                                                          ----------

      Computers - 6.02%
           Hewlett-Packard Company ...................................................                  4,000                117,280
           International Business Machines ...........................................                  4,000                447,200
                                                                                                                          ----------
                                                                                                                             564,480
                                                                                                                          ----------
      Computer Software & Services - 4.95%
      (a)  Microsoft Corporation .....................................................                  6,700                463,506
                                                                                                                          ----------

      Diversified Operations - 5.06%
           Minnesota Mining and Manufacturing Company ................................                  4,000                474,320
                                                                                                                          ----------

      Electrical Equipment - 3.46%
           Honeywell International Inc. ..............................................                  6,700                324,280
                                                                                                                          ----------

      Electronics - 3.50%
           General Electric Company ..................................................                  6,700                328,300
                                                                                                                          ----------

      Electronics - Semiconductors - 1.15%
           Intel Corporation .........................................................                  4,000                108,040
                                                                                                                          ----------

      Entertainment - 2.26%
           The Walt Disney Company ...................................................                  6,700                211,854
                                                                                                                          ----------

      Financial - Banks, Money Centers - 3.71%
      (a)  Cumberland Bancorp, Inc. ..................................................                 37,720                150,880
           J.P. Morgan Chase & Co. ...................................................                  4,000                196,600
                                                                                                                          ----------
                                                                                                                             347,480
                                                                                                                          ----------
      Financial Services - 3.98%
           American Express Company ..................................................                  4,000                168,360
           Citigroup Inc. ............................................................                  4,000                205,000
                                                                                                                          ----------
                                                                                                                             373,360
                                                                                                                          ----------
      Food - Processing - 2.25%
           Philip Morris Companies Inc. ..............................................                  4,100                210,781
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Forest Products & Paper - 2.74%
           International Paper Company ...........................................                    6,700               $  256,275
                                                                                                                          ----------

      Household Products & Housewares - 2.74%
           The Procter & Gamble Company ..........................................                    4,000                  256,960
                                                                                                                          ----------

      Imaging - 3.38%
           Eastman Kodak Company .................................................                    6,700                  317,111
                                                                                                                          ----------

      Machine - Construction & Mining - 3.88%
           Caterpillar Inc. ......................................................                    6,700                  363,475
                                                                                                                          ----------

      Medical Supplies - 4.14%
           Johnson & Johnson .....................................................                    4,000                  387,800
                                                                                                                          ----------

      Metals - Diversified - 3.08%
           Alcoa Inc. ............................................................                    6,700                  289,038
                                                                                                                          ----------

      Oil & Gas - International - 3.79%
           Exxon Mobil Corporation ...............................................                    4,000                  355,000
                                                                                                                          ----------

      Pharmaceuticals - 3.11%
           Merck & Co., Inc. .....................................................                    4,000                  291,960
                                                                                                                          ----------

      Restaurants & Food Services - 1.29%
           McDonald's Corporation ................................................                    4,000                  121,120
                                                                                                                          ----------

      Retail - Department Stores - 2.21%
           Wal-Mart Stores, Inc. .................................................                    4,000                  207,000
                                                                                                                          ----------

      Retail - Specialty Line - 3.52%
           The Home Depot, Inc. ..................................................                    6,700                  330,243
                                                                                                                          ----------

      Telecommunications - 2.74%
           AT&T Corp. ............................................................                    4,000                   84,680
           SBC Communications Inc. ...............................................                    4,000                  172,200
                                                                                                                          ----------
                                                                                                                             256,880
                                                                                                                          ----------

           Total Common Stocks (Cost $8,709,872) ..........................................................                8,546,399
                                                                                                                          ----------

                                                                                                                         (Continued)


                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 7.43%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares .................................                683,976              $  683,976
      Evergreen Money Market Treasury Institutional Treasury
           Money Market Fund Institutional Service Shares ...........................                 12,657                  12,657
                                                                                                                          ----------

      Total Investment Companies (Cost $696,633) ...........................................................                 696,633
                                                                                                                          ----------

Total Value of Investments (Cost $9,406,505 (b)) ....................................                  98.61%             $9,243,032
Other Assets Less Liabilities .......................................................                   1.39%                129,991
                                                                                                  ----------              ----------
      Net Assets ....................................................................                 100.00%             $9,373,023
                                                                                                  ==========              ==========




      (a) Non-income producing investment.

      (b) Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation .........................................................................             $   38,015
           Unrealized depreciation .........................................................................               (201,488)
                                                                                                                         -----------

                      Net unrealized depreciation ..........................................................             $ (163,473)
                                                                                                                         ==========



















See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2001


ASSETS
      Investments, at value (cost $9,406,505) .........................................................                $  9,243,032
      Cash ............................................................................................                      53,158
      Income receivable ...............................................................................                      13,234
      Receivable for investments sold .................................................................                   2,201,238
      Deferred organization expenses, net (note 3) ....................................................                      11,204
                                                                                                                       ------------

           Total assets ...............................................................................                  11,521,866
                                                                                                                       ------------

LIABILITIES
      Accrued expenses and other liabilities ..........................................................                      14,171
      Payable for investments purchased ...............................................................                   2,134,672
                                                                                                                       ------------

           Total liabilities ..........................................................................                   2,148,843
                                                                                                                       ------------

NET ASSETS
      (applicable to 1,092,554 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $  9,373,023
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($9,373,023 / 1,092,554 shares) .................................................................                $       8.58
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 10,444,504
      Accumulated net realized loss on investments ....................................................                    (908,008)
      Net unrealized depreciation on investments ......................................................                    (163,473)
                                                                                                                       ------------
                                                                                                                       $  9,373,023
                                                                                                                       ============



















See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2001

NET INVESTMENT LOSS

      Income
           Interest .....................................................................................               $    35,934
           Dividends ....................................................................................                   117,486
           Miscellaneous ................................................................................                     1,198
                                                                                                                        -----------

               Total income .............................................................................                   154,618
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    95,069
           Fund administration fees (note 2) ............................................................                    16,777
           Custody fees .................................................................................                     8,011
           Registration and filing administration fees (note 2) .........................................                       748
           Fund accounting fees (note 2) ................................................................                    25,672
           Audit fees ...................................................................................                    10,729
           Legal fees ...................................................................................                    14,630
           Securities pricing fees ......................................................................                     3,548
           Shareholder recordkeeping fees ...............................................................                    12,750
           Other accounting fees (note 2) ...............................................................                     3,588
           Shareholder servicing expenses ...............................................................                     4,925
           Registration and filing expenses .............................................................                     1,868
           Printing expenses ............................................................................                     2,561
           Amortization of deferred organization expenses (note 3) ......................................                     5,398
           Trustee fees and meeting expenses ............................................................                     2,092
           Other operating expenses .....................................................................                     5,291
                                                                                                                        -----------

               Total expenses ...........................................................................                   213,657
                                                                                                                        -----------

               Less:
                    Investment advisory fees waived (note 2) ............................................                   (31,084)
                    Other accounting fees waived (note 2) ...............................................                    (3,588)
                                                                                                                        -----------

               Net expenses .............................................................................                   178,985
                                                                                                                        -----------

                    Net investment loss .................................................................                   (24,367)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                  (173,988)
      Decrease in unrealized appreciation on investments ................................................                (1,779,082)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (1,953,070)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(1,977,437)
                                                                                                                        ===========



See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended         Year ended
                                                                                                       May 31,            May 31,
                                                                                                        2001               2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment (loss) income ............................................                   $   (24,367)       $    22,662
         Net realized loss from investment transactions ..........................                      (173,988)          (322,126)
         (Decrease) increase in unrealized appreciation on investments ...........                    (1,779,082)           298,798
                                                                                                     -----------        -----------

              Net decrease in net assets resulting from operations ...............                    (1,977,437)              (666)
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net investment income ...................................................                       (20,030)            (9,538)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ....                     1,207,262          1,566,857
                                                                                                     -----------        -----------

                     Total (decrease) increase in net assets .....................                      (790,205)         1,556,653

NET ASSETS

     Beginning of year ...........................................................                    10,163,228          8,606,575
                                                                                                     -----------        -----------

     End of year (including undistributed net investment income of $20,054
                  in 2000) .......................................................                   $ 9,373,023        $10,163,228
                                                                                                     ===========        ===========



(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                         Year ended                            Year ended
                                                                        May 31, 2001                          May 31, 2000

                                                                 Shares              Value             Shares              Value
                                                             -----------------------------------------------------------------------

Shares sold ............................................           275,791        $ 2,813,671            411,852        $ 4,256,521

Shares issued for reinvestment of distributions ........             2,029             20,030                882              9,538
                                                               -----------        -----------        -----------        -----------

                                                                   277,820          2,833,701            412,734          4,266,059

Shares redeemed ........................................          (177,079)        (1,626,439)          (252,058)        (2,699,202)
                                                               -----------        -----------        -----------        -----------

     Net increase ......................................           100,741        $ 1,207,262            160,676        $ 1,566,857
                                                               ===========        ===========        ===========        ===========






See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                              Year ended         Year ended         Period ended
                                                                                May 31,            May 31,             May 31,
                                                                                 2001               2000              1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................................      $     10.25        $     10.36        $     10.00

      (Loss) income from investment operations
           Net investment (loss) income ................................            (0.02)              0.02               0.02
           Net realized and unrealized (loss) gain on investments ......            (1.63)             (0.12)              0.35
                                                                              -----------        -----------        -----------

               Total from investment operations ........................            (1.65)             (0.10)              0.37
                                                                              -----------        -----------        -----------

      Distributions to shareholders from
           Net investment income .......................................            (0.02)             (0.01)             (0.01)
                                                                              -----------        -----------        -----------

Net asset value, end of period .........................................      $      8.58        $     10.25        $     10.36
                                                                              ===========        ===========        ===========

Total return ...........................................................           (16.15)%            (0.98)%             3.76 %
                                                                              ===========        ===========        ===========

Ratios/supplemental data
      Net assets, end of period ........................................      $ 9,373,023        $10,163,228        $ 8,606,575
                                                                              ===========        ===========        ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...............             1.91 %             1.84 %             2.68 %(b)
           After expense reimbursements and waived fees ................             1.60 %             1.25 %             1.25 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ...............            (0.53)%            (0.37)%            (1.07)%(b)
           After expense reimbursements and waived fees ................            (0.22)%             0.23 %             0.35 %(b)

      Portfolio turnover rate ..........................................           444.33 %           113.59 %            45.51 %


      (a) For the period from June 29, 1998 (commencement of operations) to May 31, 1999.

      (b) Annualized.











See accompanying notes to financial statements


                            SCM STRATEGIC GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The SCM Strategic Growth Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the SCM Investment Trust (the "Trust"). The Trust was organized on April 18, 1998 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of realized and unrealized capital appreciation. Current income is of secondary importance. The Fund will seek to achieve this objective by investing primarily in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund was initially seeded on June 1, 1998. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time, on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has a capital loss carry-forward for federal income tax purposes of $464,993, of which $322,126, expires in the year 2008 and $142,867 expires in the year 2007. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carry-forwards have been offset or expire.

               As a result of the Fund's operating net investment loss, a reclassification adjustment of $24,343 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                            SCM STRATEGIC GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Shanklin Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.85% of the Fund's average daily net assets.

         The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.60% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $31,084 ($0.03 per share) for the year ended May 31, 2001.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.15% of the Fund's first $100 million of average daily net assets, and 0.125% of average daily net assets over $100 million. From April 1, 2000 to December 31, 2000, the Administrator also received a monthly fee of $2,000 for accounting and record-keeping services. Beginning January 1, 2001, this fee was adjusted to $2,250 per month, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of these fees amounting to $3,588 for the year ended May 31, 2001.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $45,899,941 and $44,976,187, respectively, for the year ended May 31, 2001.

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INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of SCM Investment Trust and Shareholders of SCM Strategic Growth Fund:

We have audited the accompanying statement of assets and liabilities of SCM Strategic Growth Fund, including the portfolio of investments, as of May 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 2001 and 2000, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2001, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SCM Strategic Growth Fund as of May 31, 2001, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

New York, New York
June 29, 2001

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________________________________________________________________________________


                            SCM STRATEGIC GROWTH FUND

________________________________________________________________________________

                      a series of the SCM Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.